Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation

Incentive Awards

Stock-based incentive awards are provided to directors and employees under the terms of our 2015 and 2021 Equity Incentive Plans (collectively, the “Plans”) as administered by the Board. Awards available under the Plans principally include stock options, performance share units, restricted share units or any combination thereof. The maximum number of new shares that may be granted under the Plans is 20 million shares. To the extent any award is forfeited, expires, lapses, or is settled for cash, the award is available for reissue under the Plans. We utilize authorized and unissued shares to satisfy all shares issued under the Plans.

Stock Options

Stock options are awards that allow the employee to purchase shares of our stock at a fixed price. Stock options are granted under the Plans at an exercise price not less than the fair market value of a share on the date of grant. In 2021, stock options were granted solely to our former Chief Executive Officer, which will vest in 2024 subject to certain performance and other criteria, and have a contractual term of approximately seven years. No stock options were granted in 2023 or 2022.

Stock Awards

Stock awards are principally made in the form of performance share units (“PSUs”) and restricted share units (“RSUs”).

PSUs are stock awards where the number of shares ultimately received by the employee depends on the Company’s performance against specified targets, which may include Adjusted EBITDA, Adjusted Free Cash Flow, Total Shareholder Return (“TSR”) relative to the Russell Mid Cap Market Index, or share price. PSUs typically vest 50% over an approximate three-year period and 50% over an approximate four-year period (i.e. four years to vest both tranches). In 2021, a second round of PSUs was granted in lieu of there being no 2020 PSUs that vest 50% over an approximate two-year period and 50% over an approximate three-year period. Dividend equivalents are not paid under the Plans. The fair value of each PSU is determined on the grant date or modification date, based on the Company’s stock price, adjusted for the exclusion of dividend equivalents, and assumes that performance targets will be achieved. Over the performance period, the number of shares of stock that will be issued is adjusted based upon the probability of achievement of performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense is based on a comparison of the final performance metrics to the specified targets, if applicable.

RSUs are stock awards that entitle the holder to shares of common stock as the award vests. Dividend equivalents are not paid under the Plans. In 2020, RSUs were also granted to employees, which vested in approximately one- and two-year vesting periods.

Stock Option Activity

A summary of our stock option activity and related information is as follows:

		Weighted-Average
(Shares in thousands)	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at January 1, 2023	173	20.37
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding at December 31, 2023	173	20.37	4.36
At December 31, 2023:
Vested and expected to vest	173	20.37	4.36	1
Exercisable	—	—	—	—
No stock options were exercised in 2023 and 2021. The total intrinsic value of stock options exercised was $3 million in 2022. There were no cash proceeds from stock options exercised in 2022 due to net share settlement.

Fair Value of Stock Options Granted

We estimate the fair value of stock options at the date of grant using a valuation model that incorporates key inputs and assumptions as detailed in the table below. The weighted-average grant date fair value of stock options granted during 2021 was $9.82 per share.

2021
Valuation model	Monte Carlo
Exercise price ($)	20.37
Expected option term (in years)	2.00
Expected volatility of the Company’s stock (%)	60.00
Risk-free interest rate (%)	0.80
Dividend yield (%)	—

The expected volatility assumes the historical volatility is indicative of future trends, which may not be the actual outcome. The expected option term is based on historical data and is not necessarily indicative of exercise patterns that may occur. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of our original estimates of fair value.

Stock Award Activity

A summary of our stock award activity and related information is as follows:

(Shares in thousands)	PSUs(1)	Weighted- Average Grant Date Fair Value ($)	RSUs	Weighted- Average Grant Date Fair Value ($)
Nonvested at January 1, 2023	5,281	25.85	91	20.07
Granted(2)	1,925	27.94	68	26.96
Vested	(1,229)	26.50	(91)	20.07
Forfeited	(183)	26.00	—	—
Nonvested at December 31, 2023	5,794	26.37	68	26.96

At December 31, 2023:
Unrecognized cost for nonvested awards ($ in millions)	33		—
Weighted-average future recognition period (in years)	1.55		0.37
(1) Unless otherwise noted, the number of PSUs granted are based on the target number of shares. Based on specified targets, actual performance may result in additional shares vesting, up to a maximum 145% payout achievement.
(2) Includes 517 thousand PSUs for vestings above the target thresholds. These PSUs were granted in prior years and either vested in 2023 or will vest in 2024 upon achievement of normal service requirements.

The total vest-date fair value of PSUs vested was $36 million and $3 million in 2023 and 2021. No PSUs vested in 2022. The total vest-date fair value of RSUs vested was $2 million, $23 million, and $33 million for 2023, 2022, and 2021, respectively.

Fair Value of Stock Awards Granted

We estimated the fair value of PSUs at the date of grant using a Monte Carlo simulation valuation model, as the awards include a market condition. The market condition is based on the Company’s TSR relative to the Russell Midcap Market Index.

During 2023, 2022, and 2021, we estimated the fair value of RSUs at the date of grant based on our stock price. Details of the grants are as follows:

(Shares in thousands)	2023	2022	2021
PSUs granted during the year	1,408	1,715	3,740
Weighted-average grant date fair value ($)	28.39	25.37	26.10

RSUs granted during the year	68	95	80
Weighted-average grant date fair value ($)	26.96	20.46	22.29
Stock-Based Compensation Expense

Total compensation cost for our stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ in millions)	2023	2022	2021
Cost of services	2	2	2
Selling, general and administrative	38	37	30
Research and development	2	2	3
Stock-based compensation expense before income taxes	41	41	35
Income tax benefit	10	10	8
Total stock-based compensation, net of tax	31	31	27

PlayDigital Synthetic Equity Award Program

In 2021, the Company established a synthetic equity award program (the “PlayDigital Equity Award Program”) designed to align the incentives of certain employees of the Company’s PlayDigital segment with the growth in the valuation of such business. The amount of compensation paid to an employee will depend on the valuation of the PlayDigital segment on each applicable vesting date and requires the employee’s continued service through each vesting date.

Awards under the PlayDigital Equity Award Program vest in three tranches, with certain specified percentages (the “Tranche Percentages”) of the award scheduled to vest three, four, and five years after the grant date. The first vesting date is subject to acceleration in the event of a separate public listing of the PlayDigital business, while the remaining two vesting dates shall not be affected.

PlayDigital synthetic equity awards provide that on each applicable vesting date, the employee shall be entitled to an amount (payable in a combination of equity and cash) equal to a certain percentage (the “Synthetic SAR Percentage”) of the appreciation, if any, in the valuation of the PlayDigital business at each vesting date over the contractually agreed initial valuation. Additionally, the employee shall be entitled to an amount (payable in a combination of equity and cash) equal to a certain percentage (the “Synthetic RSU Percentage”) of the valuation of the PlayDigital business as of each vesting date.

At December 31, 2023, $2 million of estimated unrecognized compensation expense attributable to PlayDigital synthetic equity awards will be recognized as compensation expense over a weighted average period of 2.5 years.